Earnings (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (loss) per share	Earnings (loss) per share
(a)Basic earnings (loss) per share
Basic earnings per share is calculated by dividing net income by the total weighted average number of equity shares outstanding during the year.

Years Ended December 31 (millions, except earnings per share)	2024	2023	2022
Net (loss) income	$(61)	$54	$183
Weighted average number of equity shares outstanding	275	274	266
Basic (loss) earnings per share	$(0.22)	$0.20	$0.69
(b)Diluted earnings (loss) per share
Diluted earnings per share is calculated to give effect to the potential dilutive effect that could occur if additional equity shares were assumed to be issued under securities or instruments that may entitle their holders to obtain equity shares in the future, which include share-based compensation awards (see Note 6—Share-based compensation for additional details) and the provision for written put options (see Note 14(c)—Intangible assets and goodwill—Business acquisitions and Note 15—Provisions for additional details). The number of additional shares for inclusion in the diluted earnings per share calculation was determined using the treasury stock method and, for the provision for written put options, the if-converted method.

Years Ended December 31 (millions, except earnings per share)	2024	2023	2022
Net (loss) income	$(61)	$54	$183
After-tax impact of provisions for written put options	(41)	(3)	—
Fully diluted net (loss) income	$(102)	$51	$183
Weighted average number of equity shares outstanding	275	274	266
Dilutive effect of share-based compensation	—	3	4
Dilutive effect of provisions for written put options	22	9	—
Weighted average number of diluted equity shares outstanding	297	286	270
Diluted (loss) earnings per share	$(0.34)	$0.18	$0.68
For the year ended December 31, 2024, the dilutive effect of all share-based compensation awards were excluded from the calculation of diluted loss per share, since their conversion to equity shares would decrease diluted loss per share for the year. For the years ended December 31, 2023 and 2022, 440,201 and nil Share Options, respectively, were anti-dilutive and excluded from the calculation of diluted earnings per share